Related-Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
Stockholder Agreement

TransUnion was formed by affiliates of Advent International Corporation (“Advent”) and Goldman, Sachs & Co. (“GS”) on February 15, 2012. In connection with our IPO, TransUnion, Advent and GS amended the Major Stockholders’ Agreement. Among other things, under the terms of the amended agreement, Advent and GS each have the right to appoint two members to TransUnion’s board of directors. As of December 31, 2015, Advent and GS collectively own approximately 79.4% of our outstanding stock.
Consulting Agreement
In connection with our consulting agreement we incurred fees for the years ended December 31, 2015, 2014 and 2013, totaling $0.1 million, $0.3 million and $0.3 million, respectively for both Advent and GS. This agreement terminated with our IPO.
In connection with his resignation as President and Chief Executive Officer of the Company, TransUnion and Siddharth N. (Bobby) Mehta, a director of the Company, entered into a consulting agreement, dated December 6, 2012, pursuant to which Mr. Mehta provided advice and consultation to assist Mr. Peck in the transition of duties as Chief Executive Officer and to Mr. Peck and the Board of Directors with respect to the Company's strategic operating plan and strategic opportunities or transactions considered by the Company from time to time. Pursuant to the terms of the agreement, Mr. Mehta receives a consulting services fee of $0.2 million on or before January 10 of each year during the term of the agreement. This agreement terminated on December 31, 2015.
Data and Data Services
In 2015, we entered into a series of transactions with an affiliate of GS providing for the license of depersonalized data and the provision of data services that we offer to all of our business customers. In connection with these transactions, we received aggregate fees of approximately $0.2 million in 2015.
Debt and Hedge Activities
As of December 31, 2015 and 2014, interest accrued on debt to related parties was less than $0.1 million, for each respective period. During 2015, we borrowed against our Senior Secured Term Loan A , and as of December 31, 2015, there was approximately $64.8 million owed to affiliates of GS. As of December 31, 2014 there was $10.5 million of our senior secured revolving line of credit owed to affiliates of GS and no outstanding borrowings as of December 31, 2015. During 2015, we terminated our interest rate swap agreements, paying affiliates of GS $1.7 million, and entered into a new interest rate cap agreement with one of the counter-parties being an affiliate of GS. As of December 31, 2015, the fair value of the cap owed by an affiliate of GS was $0.1 million. For the years-ended December 31, 2015, 2014 and 2013 affiliates of GS were paid $2.0 million, $1.5 million and $1.1 million, respectively, of interest expense and fees related to debt and hedge instruments.
Financing Transactions
In connection with the refinancing of our senior secured credit facility on April 9, 2014, affiliates of GS were paid $4.4 million in arrangement fees.
In connection with our 2015 refinancing transaction, affiliates of GS were paid $0.1 million in upfront fees.
Investment in Affiliated Companies
During the normal course of business we enter into transactions with companies that we hold an equity interest in. These transactions include selling and purchasing software data and professional services.
Use of IPO Proceeds
In connection with our IPO, we paid underwriting discounts and commissions of approximately $8.8 million to Goldman, Sachs & Co., affiliates of which own approximately 39.7% of our outstanding common stock. Messrs. Klemann and Rajpal, each of whom is a member of our Board of Directors, are both Managing Directors at Goldman, Sachs & Co. We believe that the services performed by Goldman, Sachs & Co. in connection with the above offering were provided on terms no more or less favorable than those with unrelated parties.
Directed Share Program
At our request, the underwriters reserved up to 1,477,273 shares of common stock, or approximately 5% of our IPO shares, for sale at the IPO to our directors, officers and employees and certain other persons associated with us. In connection with the IPO, 1,042,395 reserved shares were sold to our directors, officers and employees and certain other persons associated with us.
Issuances of Common Stock
During 2015, the Company sold an aggregate of 32,277 shares of common stock at a weighted average purchase price of $13.06 per share to an executive officer and director of the Company.
During 2014, the Company sold an aggregate of 369,905 shares of common stock at a weighted average purchase price of $10.63 per share to executive officers of the Company.
During 2013, the Company sold an aggregate of 151,817 shares of common stock at a weighted average purchase price of $7.74 per share to executive officers of the Company.
Investment Purchase
During 2015, the Company purchased an aggregate of 11,893 shares of common stock at a price of $27.80 from current executive officers of the Company. During 2014, the Company had no purchases of common stock from current or former executive officers of the Company. During 2013, the Company purchased an aggregate of 146,126 and 397,173 shares of common stock at a price of $15.22 and $8.86 per share, respectively, from former executive officers of the Company.